                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07729

                         Hansberger Institutional Series
               (Exact name of registrant as specified in charter)

                           515 East Las Olas Boulevard
                                   Suite 1300
                         Fort Lauderdale, Florida 33301
               (Address of principal executive offices) (Zip code)

                        J.P. Morgan Investor Services Co.
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (954) 522-5150

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

--------------------------------------------------------------------------------
HANSBERGER1INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

Portfolio of Investments
September 30, 2004 (Unaudited)

                                                                     Value
   Shares                                                          (Note A1)
   ------                                                          ---------

                   COMMON STOCKS - 97.9%

                   BRAZIL - 1.3%
      105,962         Petroleo Brasileiro S.A. ADR                $   3,735,160
                                                                  -------------
                   CHINA - 3.0%
      910,615         China Mobile (Hong Kong) Ltd.                   2,767,560
    7,532,624         Denway Motors Ltd.                              2,511,503
    2,210,000         Ping An Insurance Group Co.
                           of China Ltd., Class H (a)                 3,244,978
                                                                  -------------
                                                                      8,524,041
                                                                  -------------
                   FINLAND - 3.5%
      235,000         Nokia Oyj                                       3,233,919
      138,026         TietoEnator Oyj                                 3,997,708
      152,687         UPM-Kymmene Oyj                                 2,907,139
                                                                  -------------
                                                                     10,138,766
                                                                  -------------
                   FRANCE - 13.5%
      202,249         Axa                                             4,091,938
       61,482         BNP Paribas                                     3,970,753
       59,000         Carrefour S.A.                                  2,775,038
      109,947         European Aeronautic Defence
                           & Space Co. EADS N.V.                      2,912,701
       48,962         Groupe Danone                                   3,849,324
       32,814         Lafarge S.A.                                    2,871,189
       32,969         Sanofi-Aventis                                  2,391,334
       62,942         Schneider Electric S.A.                         4,068,955
       37,177         Societe Generale                                3,289,886
      115,579         Suez S.A.                                       2,477,658
       30,822         Total S.A.                                      6,278,071
                                                                  -------------
                                                                     38,976,847
                                                                  -------------
                   GERMANY - 8.6%
       25,112         Adidas-Salomon AG                               3,504,096
       31,640         Deutsche Bank AG                                2,274,111
       66,095         E. on AG                                        4,876,145
       43,700         Fresenius Medical Care AG                       3,346,621
       75,781         Linde AG                                        4,367,168
       57,000         Schering AG                                     3,599,875
      102,567         Volkswagen AG PFD                               2,791,076
                                                                  -------------
                                                                     24,759,092
                                                                  -------------
                   HONG KONG - 5.8%
      355,575         HSBC Holdings plc                               5,654,144
      457,654         Hutchison Whampoa Ltd.                          3,579,984
    5,300,000         Johnson Electric Holdings Ltd.                  5,199,377
      391,356         Wing Hang Bank Ltd.                             2,559,506
                                                                  -------------
                                                                     16,993,011
                                                                  -------------

                   ITALY - 4.6%
      315,591         Eni S.p.A.                                      7,071,031
      164,210         Luxottica Group S.p.A. ADR                      2,931,149
      281,005         Saipem S.p.A.                                   3,158,524
                                                                  -------------
                                                                     13,160,704
                                                                  -------------
                   JAPAN - 14.3%
      434,000         Asahi Glass Co., Ltd.                           3,949,571
      102,000         Canon, Inc.                                     4,793,903
      232,000         JS Group Corp.                                  4,241,528
      117,000         Kao Corp.                                       2,584,902
      463,000         Kawasaki Heavy Industries Ltd.                    697,346
    1,313,000         Mazda Motor Corp.                               4,062,360
      578,000         NEC Corp.                                       3,455,991
      134,000         Pioneer Corp.                                   2,796,353
       27,200         Rohm Co., Ltd.                                  2,734,437
      114,500         Sony Corp.                                      3,906,183
      865,000         Sumitomo Trust & Banking Co., Ltd.              5,117,089
       67,500         Takeda Pharmaceutical Co., Ltd.                 3,062,197
                                                                  -------------
                                                                     41,401,860
                                                                  -------------
                   KOREA - 7.4%
      136,734         Kookmin Bank (a)                                4,328,228
      145,000         LG Chem Ltd.                                    5,502,822
       12,900         Samsung Electronics Co., Ltd.                   5,130,873
       13,400         Shinsegae Co., Ltd.                             3,566,739
      139,100         SK Telecom Co., Ltd. ADR                        2,705,495
                                                                  -------------
                                                                     21,234,157
                                                                  -------------
                   MEXICO - 1.0%
       98,084         Cemex S.A. de C.V. ADR                          2,760,084
                                                                  -------------
                   NETHERLANDS - 4.8%
      152,071         ABN AMRO Holding N.V.                           3,454,472
       88,270         Akzo Nobel N.V.                                 3,116,819
      192,772         ING Groep N.V.                                  4,865,072
      103,167         Koninklijke (Royal)
                           Philips Electronics N.V.                   2,362,780
                                                                  -------------
                                                                     13,799,143
                                                                  -------------
                   SINGAPORE - 2.5%
      480,000         DBS Group Holdings Ltd.                         4,561,654
      417,000         Singapore Airlines Ltd.                         2,699,750
                                                                  -------------
                                                                      7,261,404
                                                                  -------------
                   SOUTH AFRICA - 1.0%
    1,389,897         Old Mutual plc                                  2,873,488
                                                                  -------------
                   SPAIN - 1.8%
      500,334         Telefonica Moviles S.A.                         5,207,456
                                                                  -------------
                   SWITZERLAND - 4.6%
      466,000         ABB Ltd. (a)                                    2,843,693
       46,700         Lonza Group AG                                  2,111,168
       21,722         Nestle S.A.                                     4,975,168
       73,257         Novartis AG                                     3,414,397
                                                                  -------------
                                                                     13,344,426
                                                                  -------------
                   TAIWAN - 0.6%
    1,402,520         Taiwan Semiconductor
                           Manufacturing Co., Ltd.                    1,787,728
                                                                  -------------
                   UNITED KINGDOM - 19.6%
      497,218         Amvescap plc                                    2,687,976
      443,596         Compass Group plc                               1,769,974

      290,037         GlaxoSmithKline plc                             6,250,802
      915,472         Group 4 Securicor plc (a)                       1,921,647
      247,890         GUS plc                                         4,037,124
      376,590         HBOS plc                                        5,083,680
      704,086         Kesa Electricals plc                            3,605,643
      631,183         Kingfisher plc                                  3,520,698
      377,314         Lloyds TSB Group plc                            2,946,146
      680,969         Rolls-Royce Group plc                           3,120,667
      164,915         Royal Bank of Scotland Group plc                4,762,814
    1,540,725         Signet Group plc                                3,192,282
      178,118         Standard Chartered plc                          3,057,143
      642,554         Tesco plc                                       3,316,698
      396,552         Unilever plc                                    3,227,319
    1,660,187         Vodafone Group plc                              3,973,044
                                                                  -------------
                                                                     56,473,657
                                                                  -------------
                   TOTAL - COMMON STOCKS
                   (Cost $243,635,933)                              282,431,024
                                                                  -------------

     FACE
    AMOUNT
    ------
                   U.S. Government Obligation - 1.6%
                   U.S. TREASURY BILL - 1.6%
 $  4,789,000         12/16/04, 1.56%
                      (Cost $4,772,598)                               4,772,612
                                                                  -------------
                   TOTAL INVESTMENTS - 99.5%
                   (Cost $248,408,531)                              287,203,636
                   Other Assets and Liabilities
                      (Net) -- 0.5%                                   1,400,969
                                                                  -------------
                   NET ASSETS -- 100.0%                           $ 288,604,605
                                                                  =============

(a)  Non-income producing securities.
ADR  American Depositary Receipt
PFD  Preferred

                             SECTOR DIVERSIFICATION

                                           % of Net Assets         Market Value

Financials                                           23.8            68,823,078
Consumer Discretionary                               15.4            44,557,960
Industrials                                          12.2            35,235,219
Information Technology                                8.7            25,134,559
Materials                                             8.2            23,636,389
Health Care                                           7.6            22,065,226
Consumer Staples                                      7.2            20,728,448
Energy                                                7.1            20,242,787
Telecommunication Services                            5.1            14,653,555
Utilities                                             2.6             7,353,803
U.S. Government Obligations                           1.6             4,772,612
                                                     ----         -------------
Total Investments                                    99.5           287,203,636
Other Assets and Liabilities (Net)                    0.5             1,400,969
                                                     ----         -------------
Net Assets                                          100.0           288,604,605
                                                    =====         =============

--------------------------------------------------------------------------------
HANSBERGER EMERGING MARKETS FUND
--------------------------------------------------------------------------------

Portfolio of Investments

September 30, 2004
                                                                      Value
Shares                                                              (Note A1)
------                                                              ---------

                   COMMON STOCKS - 98.3%

                   ARGENTINA - 1.9%
      176,746         Tenaris S.A. ADR                            $   8,057,850
                                                                  -------------
                   BRAZIL - 10.5%
      659,100         Companhia Vale do Rio
                           Doce S.A. ADR                             12,687,675
      105,300         Companhia Brasileira de Distribuicao
                           Grupo Pao de Acucar                        2,104,947
      257,858         Empresa Brasileira de
                           Aeronautica S.A. ADR                       6,807,451
      469,600         Petroleo Brasileiro S.A. ADR                   16,553,400
    1,060,500         Telesp Celular Participacoes
                           S.A. ADR (a)                               6,553,890
                                                                  -------------
                                                                     44,707,363
                                                                  -------------
                   CHILE - 1.2%
      705,400         Enersis S.A. ADR                                5,107,096
                                                                  -------------
                   CHINA - 7.0%
    2,877,600         China Mobile (Hong Kong) Ltd.                   8,745,663
    8,176,200         Datang International Power
                           Generation Co., Ltd., Class H              6,657,930
   16,643,400         Denway Motors Ltd.                              5,549,187
    6,197,000         Ping An Insurance Group Co. of
                           China Ltd., Class H (a)                    9,099,153
                                                                  -------------
                                                                     30,051,933
                                                                  -------------
                   CROATIA - 1.0%
      285,200         Pliva d.d. GDR (b)                              4,275,148
                                                                  -------------
                   HONG KONG - 6.4%
      411,876         HSBC Holdings plc                               6,549,410
    1,141,600         Hutchison Whampoa Ltd.                          8,930,130
   12,293,300         Johnson Electric Holdings Ltd.                 12,059,905
                                                                  -------------
                                                                     27,539,445
                                                                  -------------
                   Hungary - 3.2%
       76,000         Gedeon Richter Rt.                              9,113,814
      210,900         OTP Bank Rt.                                    4,718,835
                                                                  -------------
                                                                     13,832,649
                                                                  -------------
                   India - 6.9%
      440,800         Dr. Reddy's Laboratories Ltd.                   7,060,945
    1,152,700         Gujarat Ambuja Cements Ltd.                     8,459,816
    1,559,000         Hindustan Lever Ltd.                            4,251,664
    2,868,600         Zee Telefilms Ltd.                              9,481,970
                                                                  -------------
                                                                     29,254,395
                                                                  -------------
                   INDONESIA - 2.1%
   19,771,200         Indonesian Satelite Corp. TbK PT                9,119,358
                                                                  -------------
                   KOREA - 19.1%
      182,700         Hyundai Motor Co., Ltd.                         8,424,985
      414,006         Kookmin Bank ADR (a)                           13,181,951
      334,300         LG Chem Ltd.                                   12,686,852

       52,642         Samsung Electronics Co., Ltd.                  20,937,938
       52,700         Shinsegae Co., Ltd.                            14,027,399
      631,700         SK Telecom Co., Ltd. ADR                       12,286,565
                                                                  -------------
                                                                     81,545,690
                                                                  -------------
                   MALAYSIA - 1.0%
    1,859,100         Maxis Communications Bhd                        4,158,513
                                                                  -------------
                   MEXICO - 8.2%
      252,500         America Movil S.A. de C.V. ADR                  9,855,075
      392,244         Cemex S.A. de C.V. ADR                         11,037,746
      186,400         Coca-Cola Femsa S.A. de C.V. ADR                3,631,072
    2,248,600         Grupo Financiero
                           Banorte S.A. de C.V.                      10,579,907
                                                                  -------------
                                                                     35,103,800
                                                                  -------------
                   RUSSIA - 6.0%
       84,300         LUKOIL ADR                                     10,453,200
      107,800         MMC Norilsk Nickel ADR                          6,888,420
      428,700         Wimm-Bill-Dann Foods OJSC ADR (a)               6,537,675
      113,300         YUKOS ADR                                       1,817,332
                                                                  -------------
                                                                     25,696,627
                                                                  -------------
                   SINGAPORE - 3.9%
    1,343,680         DBS Group Holdings Ltd.                        12,769,589
      619,700         Singapore Airlines Ltd.                         4,012,075
                                                                  -------------
                                                                     16,781,664
                                                                  -------------
                   SOUTH AFRICA - 8.4%
      539,000         Barloworld Ltd.                                 6,492,973
      722,675         Nedcor Ltd.                                     6,640,798
    4,924,700         Old Mutual plc                                 10,181,380
    1,598,982         Standard Bank Group Ltd.                       12,572,073
                                                                  -------------
                                                                     35,887,224
                                                                  -------------
                   TAIWAN - 7.8%
    3,622,300         Asustek Computer, Inc.                          7,944,108
   11,415,047         Chinatrust Financial
                           Holding Co., Ltd.                         12,298,814
    3,607,892         President Chain Store Corp.                     5,299,788
    6,122,681         Taiwan Semiconductor
                           Manufacturing Co., Ltd.                    7,804,301
                                                                  -------------
                                                                     33,347,011
                                                                  -------------
                   THAILAND - 1.1%
    1,919,200         Advanced Info Service
                           Public Co., Ltd.                           4,818,269
                                                                  -------------
                   TURKEY - 2.6%
3,044,236,300      Haci Omer Sabanci Holding A.S.                    10,919,214
                                                                  -------------
                   TOTAL - COMMON STOCKS
                      (Cost $323,642,068)                           420,203,249
                                                                  -------------

    FACE
   AMOUNT
   ------

                   U.S. Government Obligation - 2.2%
                   U.S. Treasury Bill - 2.2%
$   9,501,000      12/16/04, 1.56%
                   (Cost $9,468,321)                                  9,468,487
                                                                  -------------
                   Total Investments - 100.5%
                   (Cost $333,110,389)                              429,671,736
                   Other Assets and
                      Liabilities (Net) -- (0.5%)                    (2,311,088)
                                                                  -------------
                   Net Assets -- 100%                             $ 427,360,648
                                                                  =============

(a) Non-income producing securities
(b) 144A Security - Certain conditions for public sale may exist. At September 30, 2004, the value of this security is $4,275,148 or 1.00% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

                             Sector Diversification

                                           % of Net Assets         Market Value

Financials                                           25.6           109,511,120
Telecommunication Services                           13.0            55,537,334
Materials                                            12.1            51,760,509
Industrials                                           9.0            38,302,535
Consumer Discretionary                                8.8            37,483,541
Energy                                                8.6            36,881,782
Information Technology                                8.6            36,686,347
Consumer Staples                                      5.1            21,825,147
Health Care                                           4.8            20,449,907
Utilities                                             2.7            11,765,026
U.S. Government Obligations                           2.2             9,468,488
                                           ---------------         ------------
Total Investments                                   100.5           429,671,736
Other Assets and Liabilities (Net)                   (0.5)          (2,311,088)
                                           ---------------         ------------
Net Assets                                          100.0           427,360,648
                                           ===============         ============

--------------------------------------------------------------------------------
HANSBERGER INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

Portfolio of Investments
September 30, 2004 (Unaudited)

                                                                      Value
Shares                                                              (Note A1)
------                                                              ---------

                   COMMON STOCKS - 98.0%

                   CANADA - 3.9%
       17,100         Manulife Financial Corp.                    $     748,809
       22,800         Suncor Energy, Inc.                               729,828
                                                                  -------------
                                                                      1,478,637
                                                                  -------------
                   CHINA - 1.9%
       26,000         China Mobile (Hong Kong) Ltd. ADR                 397,800
       10,300         Huaneng Power International, Inc. ADR             333,308
                                                                  -------------
                                                                        731,108
                                                                  -------------
                   DENMARK - 2.7%
       70,500         Vestas Wind Systems A/S (a)                     1,020,741
                                                                  -------------
                   FINLAND - 1.3%
       37,000         Nokia Oyj ADR                                     507,640
                                                                  -------------
                   FRANCE - 14.8%
       33,700         Axa ADR                                           683,436
       21,700         Bouygues S.A.                                     813,932
        9,900         Cie Generale D' Optique Essilor
                           International S.A.                           636,308
        9,500         L'Oreal S.A.                                      622,397
        9,400         Societe Generale                                  831,830
       24,100         STMicroelectronics N.V. (N.Y. Shares)             416,448
       27,700         Thomson                                           580,041
       10,100         Total S.A. ADR                                  1,031,917
                                                                  -------------
                                                                      5,616,309
                                                                  -------------
                   GERMANY - 6.7%
       14,900         Deutsche Boerse AG                                753,556
          748         Porsche AG PFD                                    486,033
       13,900         SAP AG ADR                                        541,405
       10,700         Siemens AG                                        786,866
                                                                  -------------
                                                                      2,567,860
                                                                  -------------
                   HONG KONG - 5.5%
      152,500         Esprit Holdings Ltd.                              774,424
      489,500         Johnson Electric Holdings Ltd.                    480,207
      266,000         Li & Fung Ltd.                                    382,044
      404,802         Shangri-La Asia Ltd.                              436,050
                                                                  -------------
                                                                      2,072,725
                                                                  -------------
                   HUNGARY - 1.0%
        8,800      OTP Bank Rt. ADR (b)                                 389,400
                                                                  -------------
                   INDIA - 2.4%
       13,800         HDFC Bank Ltd. ADR                                468,510
        7,900         Infosys Technologies Ltd. ADR                     447,140
                                                                  -------------
                                                                        915,650
                                                                  -------------

                   IRELAND - 1.0%
       27,200         Bank of Ireland                                   366,539
                                                                  -------------
                   ISRAEL - 1.0%
       15,300         Teva Pharmaceutical
                           Industries Ltd. ADR                          397,035
                                                                  -------------
                   ITALY - 2.2%
      168,900         UniCredito Italiano S.p.A.                        851,682
                                                                  -------------
                   JAPAN - 20.6%
       12,000         Canon, Inc.                                       563,988
       26,800         Denso Corp.                                       633,435
       24,500         Fujisawa Pharmaceutical Co., Ltd.                 552,398
        3,000         Funai Electric Co., Ltd.                          404,482
        8,900         Honda Motor Co., Ltd.                             431,212
        1,800         Keyence Corp.                                     378,569
        7,400         Nidec Corp.                                       747,956
       21,100         Nitto Denko Corp.                                 970,621
          305         NTT DoCoMo, Inc.                                  517,488
        3,600         Orix Corp.                                        369,097
       14,000         Seven-Eleven Japan Co., Ltd.                      400,127
       51,000         Sharp Corp.                                       701,502
        6,400         SMC Corp.                                         612,621
          100         Sumitomo Mitsui Financial Group, Inc.             571,610
                                                                  -------------
                                                                      7,855,106
                                                                  -------------
                   KOREA - 2.9%
       18,300         Kookmin Bank ADR (a)                              582,672
        2,600         Samsung Electronics Co., Ltd. GDR (b)             517,064
                                                                  -------------
                                                                      1,099,736
                                                                  -------------
                   NETHERLANDS - 1.0%
       16,500         Koninklijke (Royal) Philips
                           Electronics N.V. (N.Y. Shares)               378,015
                                                                  -------------
                   SPAIN - 3.7%
       40,900         Banco Bilbao Vizcaya Argentaria, S.A.             562,840
       57,300         Telefonica S.A.                                   857,557
                                                                  -------------
                                                                      1,420,397
                                                                  -------------
                   SWITZERLAND - 6.0%
        3,900         Nobel Biocare Holding AG                          605,129
       17,900         Novartis AG (Registered)                          834,292
       11,800         UBS AG (Registered)                               830,640
                                                                  -------------
                                                                      2,270,061
                                                                  -------------
                   TAIWAN - 1.0%
       55,827         Taiwan Semiconductor
                           Manufacturing Co., Ltd. ADR                  398,605
                                                                  -------------
                   UNITED KINGDOM - 18.4%
       12,300         AstraZeneca plc ADR                               505,899
       63,998         Barclays plc                                      613,780
       45,800         BHP Billiton plc                                  481,932
       11,400         BP plc ADR                                        655,842
      106,900         British Sky Broadcasting plc                      927,066
       24,265         Reckitt Benckiser plc                             594,524
       23,582         Royal Bank of Scotland Group plc                  681,058
       52,700         Smith & Nephew plc                                484,445
       30,900         Standard Chartered plc                            530,355
      148,032         Tesco plc                                         764,103
       31,600         Vodafone Group plc ADR                            761,876
                                                                  -------------
                                                                      7,000,880
                                                                  -------------

                      TOTAL - COMMON STOCKS
                      (Cost $37,584,792)                             37,338,126
                                                                  -------------
   Face
  Amount
  ------

                      U.S. Government Obligation - 2.9%
                      U.S. TREASURY BILL - 2.9%
$   1,091,000         12/16/04, 1.56%
                      (Cost $1,087,266)                               1,087,267
                                                                  -------------
                      TOTAL INVESTMENTS - 100.9%
                      (Cost $38,672,058)                             38,425,393
                      Other Assets and
                           Liabilities (Net) -- (0.9)%                 (341,324)
                                                                  -------------

                      NET ASSETS -- 100.0%                        $  38,084,069
                                                                  =============

          (a)  Non-income producing securities.
          (b) 144A Security - Certain conditions for public sale may exist. At September 30, 2004, the value of these securities was $906,464 or 2.38% of net assets.
          ADR  American Depositary Receipt
          GDR  Global Depositary Receipt
          PFD  Preferred

                             SECTOR DIVERSIFICATION

                                           % of Net Assets         Market Value
Financials                                           25.8             9,835,814
Consumer Discretionary                               16.1             6,134,303
Information Technology                               11.9             4,518,816
Health Care                                          10.5             4,015,506
Telecommunication Services                            8.8             3,348,654
Industrials                                           7.6             2,900,434
Energy                                                6.3             2,417,587
Consumer Staples                                      6.3             2,381,151
Materials                                             3.8             1,452,553
U.S. Government Obligations                           2.9             1,087,267
Utilities                                             0.9               333,308
                                                    -----         -------------
           Total Investments                        100.9            38,425,393
Other Assets and Liabilities (Net)                   (0.9)            (341,324)
                                                    -----         -------------
              Net Assets                            100.0            38,084,069
                                                    =====         =============

NOTES TO FINANCIAL STATEMENTS
September 30, 2004 (Unaudited)

Hansberger Institutional Series (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2004, the Trust was comprised of three separate active, diversified portfolios (each individually referred to as a "Fund", collectively as the "Funds"). The International Value Fund and the Emerging Markets Fund, each a Fund of the Trust, commenced operations on December 30, 1996. The International Growth Fund, also a Fund of the Trust, commenced operations on June 23, 2003.

The International Value Fund seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. The Emerging Markets Fund seeks to achieve long-term capital growth through a policy of investing primarily in publicly traded equity securities of companies located in emerging markets. The International Growth Fund seeks to achieve high long-term total return through a policy of investing primarily in the equity securities of companies organized or located outside of the United States.

The Funds' investments in emerging markets or developing markets may subject the Funds to a greater degree of risk than the Funds' investments in developed markets. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Funds' investments and income generated by these investments, as well as the Funds' ability to repatriate such amounts.

Accounting Policies: The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of the Funds' financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest reported sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Occasionally, certain events affecting the values of securities maintained in the Funds' portfolios might occur between the close of the foreign exchanges on which those securities principally trade and the time at which the daily net asset value for the Funds is determined. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith pursuant to the Trust's fair valuation procedures under the supervision of the Board of Trustees. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price within a range not exceeding the current asked price and not less than the current bid price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued at prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities not priced in this manner are valued at the most recently quoted bid price, or, when securities exchange valuations are used, at the latest reported sale price on the day of valuation. If there is no such reported sale, the latest reported bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, unlisted foreign securities and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures, are valued at fair value as determined in good faith pursuant to the Trust's fair valuation procedures under the supervision of the Board of Trustees, although the actual calculations are done by others.

2. Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at current applicable foreign currency exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment in securities.

3. Forward Currency Exchange Contracts: The Funds may enter into forward currency exchange contracts in connection with planned purchases or sales of securities or to hedge the value of some or all of a Fund's portfolio securities. A forward currency contract is an agreement between two parties to purchase and sell currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in currency exchange rates. Forward currency contracts are marked-to-market daily using the forward foreign currency exchange rates applicable on that day or at such other rates as deemed appropriate. The change in value is recorded by the Funds as an unrealized gain or loss. When a forward currency contract is extinguished, either by delivering the currency or by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract on the date it is extinguished. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar.

At September 30, 2004, the Funds had no outstanding forward currency exchange contracts.

4. Federal Income Taxes: At September 30, 2004, cost, unrealized appreciation depreciation) for U.S. Federal income tax purposes of the investments of the Fund were:

                                                                Net Unrealized
                                Unrealized     Unrealized       Appreciation
Fund                 Cost      Appreciation  (Depreciation)     (Depreciation)
----                 ----      ------------  ---------------    --------------
International     248,408,531   48,433,887    (9,638,782)         38,795,105
  Value Fund
Emerging          333,110,389  107,078,273    (10,516,926)         96,561,347
  Markets Fund
International      38,672,058    1,535,241    (1,781,906)          (246,665)
   Growth Fund

[INSERT--Hansberger Institutional Series Schedule of Investments for quarter ending September 30, 2004]

ITEM 2. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

        (b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        (a) (1) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 to be filed with the Form N-Q are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger Institutional Series

By:  /s/ Thomas L. Hansberger
     -----------------------------------------
     Thomas L. Hansberger
     President and Chief Executive Officer
     November 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Thomas L. Hansberger
     -----------------------------------------
     Thomas L. Hansberger
     President and Chief Executive Officer
     November 18, 2004

By:  /s/ Thomas A. Christensen
     -----------------------------------------
     Thomas A. Christensen, Jr.
     Chief Financial Officer
     November 18, 2004